SEGMENT INFORMATION - SCHEDULE OF SEGMENT REPORTING INFORMATION (Details) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2016 USD ($) segment	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) segment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Segment Reporting [Abstract]
Number of operating segments | segment	2									2
Number of reportable segments | segment	2									2
Segment Reporting Information
Revenue	$ 285,283	$ 267,574	$ 268,971	$ 248,817	$ 235,069	$ 238,996	$ 227,581	$ 211,906	$ 209,785	$ 1,020,431	$ 888,268	$ 803,089
Operating income	29,188	67,638	$ 58,356	$ 40,522	27,040	67,538	$ 62,868	$ 57,465	$ 40,696	193,556	228,567	221,333
Adjusted EBITDA	64,586				33,250					278,667	273,448	271,231
Segment assets		356,819				300,733				356,819	300,733
Capital expenditures	6,467				4,344					29,156	21,793	19,807
Operating Segments | Dating
Segment Reporting Information
Revenue	260,401				210,147					909,705	836,458	788,197
Operating income	34,186				36,065					212,981	253,725	230,273
Adjusted EBITDA	67,274				37,864					284,554	289,287	277,463
Segment assets		318,062				271,335				318,062	271,335
Capital expenditures										25,246	19,734	19,587
Operating Segments | Non-dating
Segment Reporting Information
Revenue	24,882				24,922					110,726	51,810	14,892
Operating income	(4,998)				(9,025)					(19,425)	(25,158)	(8,940)
Adjusted EBITDA	$ (2,688)				$ (4,614)					(5,887)	(15,839)	(6,232)
Segment assets		$ 38,757				$ 29,398				38,757	29,398
Capital expenditures										$ 3,910	$ 2,059	$ 220